Expense Example	Oct. 28, 2025 USD ($)
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,357
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund | Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	2,503
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	940
Frontier MFG Core Infrastructure Fund | Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	$ 1,107